Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 are as follows:

	2015

(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$ 38,272	$38,272	$–	$–	$38,272
Securities available-for-sale	127,969	1,064	126,905	–	127,969
Securities held-to-maturity	33,819	–	34,011	–	34,011
Restricted stock	4,614	4,614	–	–	4,614
Loans held for sale	47	47	–	–	47
Net loans	418,209	–	–	420,181	420,181
Bank-owned life insurance	10,085	10,085	–	–	10,085
Accrued interest receivable	1,513	1,513	–	–	1,513
Mortgage servicing rights	246	–	–	246	246
Financial liabilities
Deposits	$ 525,042	$405,776	$–	$119,867	$525,643
Short-term borrowings	48,598	48,598	–	–	48,598
Other borrowings	13,465	–	–	13,667	13,667
Accrued interest payable	80	80	–	–	80

	2014

(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$ 43,923	$43,923	$–	$–	$43,923
Securities available-for-sale	100,108	1,128	98,980	–	100,108
Securities held-to-maturity	38,316	–	38,950	–	38,950
Restricted stock	4,614	4,614	–	–	4,614
Loans held for sale	75	75	–	–	75
Net loans	406,522	–	–	411,168	411,168
Bank-owned life insurance	9,815	9,815	–	–	9,815
Accrued interest receivable	1,329	1,329	–	–	1,329
Mortgage servicing rights	222	–	–	222	222
Financial liabilities
Deposits	$ 500,075	$372,312	$–	$128,445	$500,757
Short-term borrowings	46,627	46,627	–	–	46,627
Other borrowings	14,953	–	–	15,348	15,348
Accrued interest payable	84	84	–	–	84